Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 31, 2024	Dec. 12, 2024	Sep. 30, 2024	Dec. 31, 2024
Equity [Line Items]
Number of common shares	61,000		61,000
Public offering price per share (in Dollars per share)	$ 50	$ 9.9999	$ 50	$ 50
Warrant to acquire		9,000
Private offering amount (in Dollars)				$ 3,000
Net proceeds (in Dollars)				$ 2,728
Underwritten public offering shares	7,625		7,625
Public Offering [Member]
Equity [Line Items]
Number of common shares		291,000
Public offering price per share (in Dollars per share)		$ 10